Revenue - Summary of Revenue Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,058,109	$ 2,034,261	$ 2,368,085
Sales of vehicles
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,805,635	1,975,864	2,313,124
Sales of carbon credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	192,386	10,918	1,452
Sales of licenses and royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	32,374	11,851	12,125
Vehicle leasing revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,396	17,175	17,421
Sales of software and performance engineered kits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,055	15,344	18,994
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 5,263	$ 3,109	$ 4,969